Selected Quarterly Financial Data - Schedule of Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Net Revenues	$ 18,323	$ 16,884	$ 15,603	$ 15,657	$ 14,894	$ 14,202	$ 15,611	$ 15,160	$ 12,893	$ 11,320	$ 10,466	$ 8,805	$ 66,467	$ 59,867	$ 43,484
Gross Profit	9,163	8,171	7,157	7,246	6,433	5,892	7,367	7,144	5,833	5,074	4,656	3,865	31,737	26,836	19,428
Net income (loss)	$ 857	$ 900	$ 273	$ 3	$ (114)	$ (975)	$ 551	$ 603	$ 152	$ (143)	$ (293)	$ (893)	$ 2,033	$ 65	$ (1,177)
Net Income (Loss) Per Common Share:
Basic	$ 0.02	$ 0.02	$ 0.01	$ 0.00	$ 0.00	$ (0.02)	$ 0.01	$ 0.01	$ 0.00	$ 0.00	$ (0.01)	$ (0.02)	$ 0.04	$ 0.00	$ (0.03)
Diluted	$ 0.02	$ 0.02	$ 0.01	$ 0.00	$ 0.00	$ (0.02)	$ 0.01	$ 0.01	$ 0.00	$ 0.00	$ (0.01)	$ (0.02)	$ 0.04	$ 0.00	$ (0.03)
Weighted Average Common Shares Outstanding - Basic	49,021	48,933	48,793	46,624	45,273	45,175	44,954	44,697	43,104	43,104	42,857	41,734	48,263	45,027	42,758
Weighted Average Common Shares Outstanding - Diluted	53,638	53,173	53,744	50,923	45,273	45,175	47,650	47,424	45,270	43,104	42,857	41,734	52,775	48,715	42,758